ACCOUNTS RECEIVABLE, NET	12 Months Ended
Feb. 28, 2026
Credit Loss [Abstract]
ACCOUNTS RECEIVABLE, NET

NOTE 3 – ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consists of the following:

	As of
	February 28, 2025	February 28, 2026	February 28, 2026
	S$	S$	US$
Accounts receivable
- Related party	22,260	-	-
- Third parties	233,643	142,260	112,583
	255,903	142,260	112,583

Less: allowance for credit losses
- Related party	22,260	-	-
- Third parties	120,000	142,260	112,583
	142,260	142,260	112,583

Accounts receivable, net	113,643	-	-

The movement of allowances for expected credit loss is as follow:

	As of
	February 28, 2025	February 28, 2026	February 28, 2026
	S$	S$	US$
Balance at beginning of the year
- Related party	22,167	22,260	17,616
- Third parties	75,000	120,000	94,967
	97,167	142,260	112,583

Addition (Reversal of) during the year
- Related party	93	(22,260)	(17,616)
- Third parties	45,000	22,260	17,616
	45,093	-	-

Balance at end of the year
- Related party	22,260	-	-
- Third parties	120,000	142,260	112,583
	142,260	142,260	112,583